Employee benefit plans and compensation plans - Defined benefit plans - Obligations (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sweden
Employee benefit plans and compensation plans
Discount rate	2.30%	2.50%
Increase in compensation levels rate	3.30%	3.20%
Turnover rate	3.00%	3.00%
Additional information
Pension liability (in years)	20 years
Germany
Employee benefit plans and compensation plans
Discount rate	1.90%	1.70%
Increase in compensation levels rate	2.00%	2.00%
Additional information
Pension liability (in years)	17 years